Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		¥ 56,836		¥ 58,011		¥ 54,672
Provision (Reversal)		23,596
Allowance of purchased loans during the reporting period		3,899
Charge-offs		(37,432)	[1]	(24,920)		(20,430)
Recoveries		805		788		1,217
Other		858	[2]	(1,468)	[3]	27	[4]
Ending balance as of March 2021		79,995		56,836		58,011
Collective (pool) assessment		58,141		43,389		44,280
Individual assessment		21,854
Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		88,269
Ending balance as of March 2021				88,269
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		11,692
Provision (Reversal)		3,285
Allowance of purchased loans during the reporting period		0
Charge-offs	[1]	(2,668)
Recoveries		10
Other	[2]	653
Ending balance as of March 2021		16,522		11,692
Collective (pool) assessment		13,267
Individual assessment		3,255
Net investment in leases | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		15,242
Ending balance as of March 2021				15,242
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		20,542		21,195		21,196
Provision (Reversal)		6,614
Allowance of purchased loans during the reporting period		0
Charge-offs		(13,695)	[1]	(13,723)		(13,115)
Recoveries		651		554		687
Other		398	[2]	262	[3]	27	[4]
Ending balance as of March 2021		29,010		20,542		21,195
Collective (pool) assessment		24,761		16,940		17,823
Individual assessment		4,249
Consumer | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		35,042
Ending balance as of March 2021				35,042
Corporate | Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		1,786		919		688
Provision (Reversal)		38
Allowance of purchased loans during the reporting period		0
Charge-offs		0	[1]	(1)		0
Recoveries		0		0		0
Other		57	[2]	(35)	[3]	18	[4]
Ending balance as of March 2021		3,482		1,786		919
Collective (pool) assessment		3,250		1,558		753
Individual assessment		232
Corporate | Non-recourse Loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		3,387
Ending balance as of March 2021				3,387
Corporate | Other than non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		20,209
Provision (Reversal)		8,823
Allowance of purchased loans during the reporting period		0
Charge-offs	[1]	(16,685)
Recoveries		87
Other	[2]	(18)
Ending balance as of March 2021		23,141		20,209
Collective (pool) assessment		15,372
Individual assessment		7,769
Corporate | Other than non-recourse loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		30,934
Ending balance as of March 2021				30,934
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020	[5]	1,458	[6]	3,186		4,292
Provision (Reversal)	[6]	353
Allowance of purchased loans during the reporting period	[6]	3,899
Charge-offs		(4,040)	[1],[6]	(1,789)	[5]	(822)	[5]
Recoveries		46	[6]	77	[5]	126	[5]
Other		119	[2],[6]	8	[3],[5],[7]	(79)	[4],[5],[7]
Ending balance as of March 2021		1,835	[6]	1,458	[5],[6]	3,186	[5]
Collective (pool) assessment		681	[6]	791	[5]	¥ 1,269	[5]
Individual assessment	[6]	1,154
Purchased loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020	[6]	1,458
Ending balance as of March 2021	[6]			1,458
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020	[8]	1,149
Provision (Reversal)	[8]	4,483
Allowance of purchased loans during the reporting period	[8]	0
Charge-offs	[1],[8]	(344)
Recoveries	[8]	11
Other	[2],[8]	(351)
Ending balance as of March 2021	[8]	6,005		1,149
Collective (pool) assessment	[8]	810
Individual assessment	[8]	5,195
Other financial assets measured at amortized cost | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020	[8]	2,206
Ending balance as of March 2021	[8]			2,206
Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		31,745
Reclassification to allowance for investment in operating leases	[9]	(312)
Ending balance as of March 2021				31,745
Accounting Standards Update 2016-13 [Member] | Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		3,550
Reclassification to allowance for investment in operating leases	[9]	0
Ending balance as of March 2021				3,550
Accounting Standards Update 2016-13 [Member] | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		14,500
Reclassification to allowance for investment in operating leases	[9]	0
Ending balance as of March 2021				14,500
Accounting Standards Update 2016-13 [Member] | Corporate | Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		1,601
Reclassification to allowance for investment in operating leases	[9]	0
Ending balance as of March 2021				1,601
Accounting Standards Update 2016-13 [Member] | Corporate | Other than non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		10,725
Reclassification to allowance for investment in operating leases	[9]	0
Ending balance as of March 2021				10,725
Accounting Standards Update 2016-13 [Member] | Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020	[6]	0
Reclassification to allowance for investment in operating leases	[6],[9]	0
Ending balance as of March 2021	[6]			0
Accounting Standards Update 2016-13 [Member] | Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020	[8]	1,369
Reclassification to allowance for investment in operating leases	[8],[9]	¥ (312)
Ending balance as of March 2021	[8]			¥ 1,369

[1]	Charge-off include the amount of ¥3,899 million for write-offs of purchased loans.
[2]	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.
[3]	Other mainly includes foreign currency translation adjustments.
[4]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
[5]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[6]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.
[7]	Other includes foreign currency translation adjustments.
[8]	Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates of ¥255 million was recorded in equity in net income of affiliates. And the allowance for credit losses on loans to affiliates of ¥1,050 million was recorded as a reduction in investment in affiliates.
[9]	The allowance for accrued lease payments for receivable from operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the Credit Losses Standard.